Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Financial risk management and fair values [Abstract]
Disclosure of Non derivative financial instruments [Text Block]
The following are the contractual maturities of financial liabilities, including estimated interest payments:

	June 30, 2017
Non-derivative financial instruments	Carrying amount	Contractual cash flows	1 year or less
	RMB	RMB	RMB
Trade and other payables	238,704	238,704	238,704

	June 30, 2018
Non-derivative financial instruments	Carrying amount	Contractual cash flows	1 year or less
	RMB	RMB	RMB
Trade and other payables	279,719	279,719	279,719

Disclosure of detailed information about sensitivity due to currency exchange [Text Block]
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the exchange rate of RMB against USD, with all variables held constant, of the Group’s profit before tax and the Group’s equity.

	Change in USD rate	Effect on profit before tax	Effect on equity
June 30, 2018	+5%	—	5,393
	-5%	—	(5,393)
June 30, 2017	+5%	—	6,046
	-5%	—	(6,046)